Demonstration Plant (Details) - CAD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Demonstration plant
Plant operating expense	$ 1,039	$ 2,538
Personnel
Demonstration plant
Plant operating expense	776	888
Reagents
Demonstration plant
Plant operating expense	21	469
Repairs and maintenance
Demonstration plant
Plant operating expense	31	252
Supplies
Demonstration plant
Plant operating expense	56	287
Testwork
Demonstration plant
Plant operating expense	59	586
Office trailer rental
Demonstration plant
Plant operating expense	70	26
Other
Demonstration plant
Plant operating expense	$ 26	$ 30